Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Income Statement Information (Details) - Aizu Fajitsu Semiconductor Wafer Solution Limited - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Variable Interest Entities [Roll Forward]
Beginning balance	$ (1,688)	$ (1,688)	$ (659)	$ (98)
Investment	2,698	5,327	2,698	1,852
Loss	(3,703)	(5,218)	(3,703)	(2,404)
Effect of exchange rate change	$ (24)	(105)	(24)	(9)
Ending balance		$ (1,684)	$ (1,688)	$ (659)